Quarterly Holdings Report
for
Fidelity Advisor® Balanced Fund
May 31, 2023
AIG-NPRT3-0723
1.797921.119
Common Stocks - 61.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	22,800	359
Cellnex Telecom SA (a)	66,000	2,674
Liberty Global PLC Class C (b)	105,669	1,798
		4,831
Entertainment - 1.1%
Activision Blizzard, Inc.	161,526	12,954
Cinemark Holdings, Inc. (b)(c)	130,607	2,091
Netflix, Inc. (b)	73,687	29,123
Sea Ltd. ADR (b)	115,900	6,654
Take-Two Interactive Software, Inc. (b)	47,080	6,484
The Walt Disney Co. (b)	144,425	12,704
World Wrestling Entertainment, Inc. Class A (c)	35,300	3,577
		73,587
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (b)	827,840	101,717
Class C (b)	421,020	51,941
Epic Games, Inc. (b)(d)(e)	1,715	1,207
Meta Platforms, Inc. Class A (b)	350,075	92,672
Snap, Inc. Class A (b)	532,730	5,434
		252,971
Media - 0.5%
Altice U.S.A., Inc. Class A (b)	165,802	424
Charter Communications, Inc. Class A (b)	17,000	5,545
Comcast Corp. Class A	474,926	18,688
Liberty Broadband Corp.:
Class A (b)	61,800	4,565
Class C (b)(c)	54,700	4,053
		33,275
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	95,295	13,079
TOTAL COMMUNICATION SERVICES		377,743
CONSUMER DISCRETIONARY - 6.1%
Automobile Components - 0.1%
Adient PLC (b)	114,500	3,858
Automobiles - 0.9%
Ferrari NV	19,600	5,619
Tesla, Inc. (b)	270,100	55,081
		60,700
Broadline Retail - 2.3%
Amazon.com, Inc. (b)	1,166,700	140,681
eBay, Inc.	211,800	9,010
		149,691
Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc. (b)	6,400	16,056
Caesars Entertainment, Inc. (b)	94,700	3,884
Churchill Downs, Inc.	73,000	9,915
Domino's Pizza, Inc.	16,800	4,869
Marriott International, Inc. Class A	91,900	15,420
McDonald's Corp.	44,000	12,545
Sweetgreen, Inc. Class A (b)	11,300	108
Yum! Brands, Inc.	90,300	11,621
		74,418
Household Durables - 0.1%
D.R. Horton, Inc.	12,900	1,378
Mohawk Industries, Inc. (b)	29,800	2,743
		4,121
Specialty Retail - 1.2%
Cazoo Group Ltd. (b)(d)	2,665	4
Fast Retailing Co. Ltd.	13,500	3,167
Lowe's Companies, Inc.	129,100	25,966
The Home Depot, Inc.	61,009	17,293
TJX Companies, Inc.	337,830	25,942
Valvoline, Inc.	150,300	5,787
		78,159
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (b)	8,400	295
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,661
NIKE, Inc. Class B	81,264	8,554
PVH Corp.	49,800	4,284
Tapestry, Inc.	150,500	6,023
		20,817
TOTAL CONSUMER DISCRETIONARY		391,764
CONSUMER STAPLES - 4.6%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (b)	5,800	1,958
Celsius Holdings, Inc. (b)	38,400	4,820
Constellation Brands, Inc. Class A (sub. vtg.)	60,400	14,675
Duckhorn Portfolio, Inc. (b)	84,300	1,098
Keurig Dr. Pepper, Inc.	185,700	5,779
Molson Coors Beverage Co. Class B	40,900	2,530
Monster Beverage Corp.	220,150	12,905
PepsiCo, Inc.	164,000	29,905
Pernod Ricard SA	18,600	4,018
The Coca-Cola Co.	529,100	31,566
The Vita Coco Co., Inc. (b)	22,900	611
		109,865
Consumer Staples Distribution & Retail - 1.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	81,400	3,941
Costco Wholesale Corp.	57,400	29,364
Dollar General Corp.	13,300	2,674
Dollar Tree, Inc. (b)	80,900	10,912
U.S. Foods Holding Corp. (b)	196,072	7,800
Walmart, Inc.	212,600	31,225
		85,916
Food Products - 0.6%
Freshpet, Inc. (b)(c)	69,700	4,165
Lamb Weston Holdings, Inc.	32,000	3,558
McCormick & Co., Inc. (non-vtg.)	59,300	5,084
Mondelez International, Inc.	225,700	16,569
Sovos Brands, Inc. (b)	145,000	2,754
The Hershey Co.	28,800	7,479
TreeHouse Foods, Inc. (b)	27,100	1,283
		40,892
Household Products - 0.8%
Procter & Gamble Co.	335,400	47,795
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	40,900	7,527
Kenvue, Inc.	113,442	2,846
		10,373
TOTAL CONSUMER STAPLES		294,841
ENERGY - 2.7%
Energy Equipment & Services - 0.3%
Expro Group Holdings NV (b)	263,800	4,376
Schlumberger Ltd.	202,700	8,682
Weatherford International PLC (b)	107,400	6,062
		19,120
Oil, Gas & Consumable Fuels - 2.4%
Africa Oil Corp.	1,596,976	3,412
Canadian Natural Resources Ltd.	161,300	8,689
Eco Atlantic Oil & Gas Ltd. (b)	1,361,500	306
Exxon Mobil Corp.	781,491	79,853
Hess Corp.	116,000	14,694
Imperial Oil Ltd.	281,985	12,800
Kosmos Energy Ltd. (b)	715,000	4,261
MEG Energy Corp. (b)	652,900	9,864
Phillips 66 Co.	119,074	10,908
Valero Energy Corp.	86,900	9,302
		154,089
TOTAL ENERGY		173,209
FINANCIALS - 7.5%
Banks - 3.1%
AIB Group PLC	330,100	1,352
Bank of America Corp.	1,201,934	33,402
BNP Paribas SA (c)	173,086	10,063
Citigroup, Inc.	272,715	12,087
DNB Bank ASA	170,800	2,861
Eurobank Ergasias Services and Holdings SA (b)	3,169,884	4,947
JPMorgan Chase & Co.	379,631	51,520
KBC Group NV	45,900	3,002
KeyCorp	712,400	6,654
M&T Bank Corp.	43,331	5,163
NatWest Group PLC	996,176	3,228
Piraeus Financial Holdings SA (b)	879,271	2,594
PNC Financial Services Group, Inc.	58,500	6,776
Standard Chartered PLC (United Kingdom)	262,800	2,071
Starling Bank Ltd. Series D (b)(d)(e)	659,301	2,477
Sumitomo Mitsui Financial Group, Inc.	96,200	3,904
U.S. Bancorp	189,682	5,671
UniCredit SpA	248,944	4,800
Wells Fargo & Co.	925,510	36,845
Zions Bancorp NA	127,800	3,488
		202,905
Capital Markets - 0.7%
Bank of New York Mellon Corp.	415,613	16,708
BlackRock, Inc. Class A	7,607	5,002
Cboe Global Markets, Inc.	17,734	2,348
State Street Corp.	200,071	13,609
StepStone Group, Inc. Class A	88,781	1,910
UBS Group AG	354,700	6,707
Virtu Financial, Inc. Class A	110,455	1,943
		48,227
Consumer Finance - 0.2%
American Express Co.	8,827	1,400
Capital One Financial Corp.	37,625	3,921
OneMain Holdings, Inc.	90,296	3,419
Shriram Transport Finance Co. Ltd.	84,655	1,433
		10,173
Financial Services - 1.7%
Ant International Co. Ltd. Class C (b)(d)(e)	682,677	1,051
Apollo Global Management, Inc.	173,390	11,591
Berkshire Hathaway, Inc.:
Class A (b)	11	5,368
Class B (b)	27,152	8,718
Block, Inc. Class A (b)	129,600	7,827
Dlocal Ltd. (b)	205,500	2,392
Fiserv, Inc. (b)	119,043	13,355
FleetCor Technologies, Inc. (b)	26,200	5,936
Jumo World Ltd. (b)(e)	162	154
One97 Communications Ltd. (b)	21,300	180
UWM Holdings Corp. Class A (c)	106,768	548
Visa, Inc. Class A	211,239	46,690
Voya Financial, Inc.	17,900	1,214
Worldline SA (a)(b)	100,497	3,905
		108,929
Insurance - 1.8%
Arthur J. Gallagher & Co.	29,618	5,933
Chubb Ltd.	140,782	26,157
Direct Line Insurance Group PLC	1,176,076	2,427
Everest Re Group Ltd.	10,300	3,502
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,700	4,809
Globe Life, Inc.	49,010	5,057
Hartford Financial Services Group, Inc.	156,622	10,732
Marsh & McLennan Companies, Inc.	66,002	11,430
Progressive Corp.	110,900	14,185
Prudential PLC	170,029	2,234
The Travelers Companies, Inc.	158,129	26,762
Unum Group	104,600	4,545
		117,773
TOTAL FINANCIALS		488,007
HEALTH CARE - 8.9%
Biotechnology - 1.6%
Apellis Pharmaceuticals, Inc. (b)	18,410	1,580
Biogen, Inc. (b)	62,961	18,662
Gilead Sciences, Inc.	442,800	34,069
Legend Biotech Corp. ADR (b)	91,660	5,882
PTC Therapeutics, Inc. (b)	71,672	3,008
Regeneron Pharmaceuticals, Inc. (b)	6,358	4,677
Sarepta Therapeutics, Inc. (b)	32,026	3,958
Vertex Pharmaceuticals, Inc. (b)	99,993	32,355
		104,191
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	155,302	15,841
Boston Scientific Corp. (b)	879,962	45,300
Intuitive Surgical, Inc. (b)	55,293	17,021
Masimo Corp. (b)	56,771	9,188
Penumbra, Inc. (b)	19,427	5,971
ResMed, Inc.	23,054	4,860
Stryker Corp.	123,293	33,977
		132,158
Health Care Providers & Services - 2.4%
agilon health, Inc. (b)	388,843	7,730
AmerisourceBergen Corp.	163,468	27,814
Humana, Inc.	38,746	19,445
Option Care Health, Inc. (b)	116,857	3,219
Surgery Partners, Inc. (b)	477,405	17,893
UnitedHealth Group, Inc.	156,061	76,039
		152,140
Life Sciences Tools & Services - 0.9%
Gerresheimer AG	115,357	12,676
IQVIA Holdings, Inc. (b)	55,466	10,922
Thermo Fisher Scientific, Inc.	61,232	31,134
		54,732
Pharmaceuticals - 2.0%
AstraZeneca PLC sponsored ADR	336,368	24,582
Eli Lilly & Co.	143,656	61,695
Merck & Co., Inc.	242,721	26,799
Royalty Pharma PLC	536,095	17,552
		130,628
TOTAL HEALTH CARE		573,849
INDUSTRIALS - 5.1%
Aerospace & Defense - 1.2%
Howmet Aerospace, Inc.	163,800	7,002
Lockheed Martin Corp.	53,530	23,768
Northrop Grumman Corp.	19,146	8,338
Raytheon Technologies Corp.	65,152	6,003
Space Exploration Technologies Corp. Class A (b)(d)(e)	16,000	1,232
The Boeing Co. (b)	112,882	23,220
TransDigm Group, Inc.	12,600	9,748
		79,311
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	30,942	5,167
Building Products - 0.3%
Trane Technologies PLC	135,081	22,049
Electrical Equipment - 0.5%
AMETEK, Inc.	176,232	25,566
Eaton Corp. PLC	53,800	9,463
		35,029
Ground Transportation - 0.7%
CSX Corp.	535,850	16,435
Old Dominion Freight Lines, Inc.	50,200	15,584
Uber Technologies, Inc. (b)	269,204	10,211
		42,230
Industrial Conglomerates - 0.6%
General Electric Co.	242,498	24,621
Honeywell International, Inc.	54,368	10,417
		35,038
Machinery - 1.6%
Caterpillar, Inc.	71,713	14,755
Deere & Co.	25,600	8,857
Dover Corp.	136,700	18,226
Fortive Corp.	364,731	23,748
Ingersoll Rand, Inc.	303,500	17,196
Parker Hannifin Corp.	70,637	22,635
		105,417
Passenger Airlines - 0.1%
Delta Air Lines, Inc. (b)	156,500	5,686
Professional Services - 0.0%
Dun & Bradstreet Holdings, Inc.	225,808	2,258
TOTAL INDUSTRIALS		332,185
INFORMATION TECHNOLOGY - 16.5%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	158,800	11,981
IT Services - 0.8%
Accenture PLC Class A	34,800	10,646
Capgemini SA	32,000	5,569
EPAM Systems, Inc. (b)	25,100	6,441
MongoDB, Inc. Class A (b)	36,700	10,782
Shopify, Inc. Class A (b)	27,200	1,556
Snowflake, Inc. (b)	29,200	4,829
Twilio, Inc. Class A (b)	92,900	6,468
Wix.com Ltd. (b)	52,900	4,032
		50,323
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (b)	155,000	18,323
ASML Holding NV (Netherlands)	13,600	9,837
Lam Research Corp.	31,700	19,549
Marvell Technology, Inc.	195,600	11,441
MediaTek, Inc.	114,000	2,817
Microchip Technology, Inc.	34,200	2,574
Micron Technology, Inc.	352,587	24,046
NVIDIA Corp.	323,300	122,317
NXP Semiconductors NV	70,797	12,680
Renesas Electronics Corp. (b)	562,700	9,107
Silergy Corp.	130,000	1,695
SolarEdge Technologies, Inc. (b)	28,900	8,232
Taiwan Semiconductor Manufacturing Co. Ltd.	964,000	17,452
		260,070
Software - 7.6%
Adobe, Inc. (b)	87,400	36,515
Autodesk, Inc. (b)	66,900	13,339
CCC Intelligent Solutions Holdings, Inc. (b)(d)	34,443	377
Cvent Holding Corp. (b)(d)	122,436	1,039
Elastic NV (b)	63,896	4,653
Five9, Inc. (b)	91,900	6,076
HubSpot, Inc. (b)	28,300	14,659
Intuit, Inc.	56,900	23,848
Microsoft Corp.	1,000,500	328,549
Salesforce, Inc. (b)	167,189	37,347
Stripe, Inc. Class B (b)(d)(e)	15,600	314
Synopsys, Inc. (b)	29,300	13,330
Tenable Holdings, Inc. (b)	17,100	701
Workday, Inc. Class A (b)	44,900	9,518
		490,265
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	1,424,920	252,567
Samsung Electronics Co. Ltd.	20,700	1,118
		253,685
TOTAL INFORMATION TECHNOLOGY		1,066,324
MATERIALS - 1.5%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	26,417	7,110
Cabot Corp.	30,850	2,113
Celanese Corp. Class A	40,960	4,261
Chemtrade Logistics Income Fund	203,170	1,232
Corteva, Inc.	115,920	6,201
DuPont de Nemours, Inc.	68,222	4,584
Linde PLC	70,763	25,026
LyondellBasell Industries NV Class A	65,960	5,642
Olin Corp.	40,782	1,929
The Chemours Co. LLC	87,860	2,327
Tronox Holdings PLC	158,460	1,686
Westlake Corp.	10,680	1,110
		63,221
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7,947	3,163
Vulcan Materials Co.	17,030	3,329
		6,492
Containers & Packaging - 0.1%
Aptargroup, Inc.	20,110	2,262
Greif, Inc. Class A	31,980	1,922
		4,184
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	221,040	4,631
Franco-Nevada Corp.	20,000	2,907
Freeport-McMoRan, Inc.	218,828	7,515
Glencore PLC	338,080	1,729
Horizonte Minerals PLC (b)	143,406	241
Ivanhoe Mines Ltd. (b)	105,680	774
Major Drilling Group International, Inc. (b)	81,520	548
Reliance Steel & Aluminum Co.	11,435	2,684
		21,029
TOTAL MATERIALS		94,926
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	2,800	318
American Tower Corp.	56,300	10,384
Corporate Office Properties Trust (SBI)	84,600	1,931
Crown Castle International Corp.	40,600	4,596
CubeSmart	11,800	524
Digital Realty Trust, Inc.	61,900	6,342
Equinix, Inc.	16,300	12,152
Equity Lifestyle Properties, Inc.	109,500	6,917
Essex Property Trust, Inc.	27,600	5,963
Host Hotels & Resorts, Inc.	106,600	1,770
Invitation Homes, Inc.	176,300	5,973
Life Storage, Inc.	1,800	229
Mid-America Apartment Communities, Inc.	40,200	5,912
Prologis (REIT), Inc.	123,400	15,369
Simon Property Group, Inc.	16,400	1,724
Ventas, Inc.	139,400	6,014
Welltower, Inc.	99,700	7,439
		93,557
Real Estate Management & Development - 0.0%
WeWork, Inc. (b)	98,000	17
TOTAL REAL ESTATE		93,574
UTILITIES - 1.7%
Electric Utilities - 1.2%
Constellation Energy Corp.	115,725	9,723
Edison International	74,900	5,057
Exelon Corp.	159,076	6,307
FirstEnergy Corp.	61,200	2,288
NextEra Energy, Inc.	285,600	20,980
PG&E Corp. (b)	675,662	11,446
PPL Corp.	193,200	5,062
Southern Co.	256,800	17,912
		78,775
Multi-Utilities - 0.4%
Dominion Energy, Inc.	154,245	7,755
NiSource, Inc.	152,500	4,101
Sempra Energy	77,824	11,170
		23,026
Water Utilities - 0.1%
American Water Works Co., Inc.	36,000	5,200
TOTAL UTILITIES		107,001
TOTAL COMMON STOCKS (Cost $2,842,056)		3,993,423

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (b)(d)(e)	18,992	4,030

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (d)(e)	38,272	938

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(b)(d)(e)	16,809	549
Series B2(b)(d)(e)	8,427	268
		817
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(d)(e)	6,703	550

TOTAL INDUSTRIALS		1,367

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (b)(d)(e)	56,066	1,229

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(d)(e)	140,700	1,251
GaN Systems, Inc.:
Series F1(b)(d)(e)	15,161	169
Series F2(b)(d)(e)	8,006	89
Xsight Labs Ltd. Series D (b)(d)(e)	60,136	422
		1,931
Software - 0.1%
Algolia, Inc. Series D (b)(d)(e)	28,657	465
Bolt Technology OU Series E (b)(d)(e)	6,388	826
Databricks, Inc.:
Series G(b)(d)(e)	4,077	197
Series H(b)(d)(e)	19,485	941
Skyryse, Inc. Series B (b)(d)(e)	50,800	1,069
Stripe, Inc. Series H (b)(d)(e)	18,549	373
		3,871
TOTAL INFORMATION TECHNOLOGY		7,031

TOTAL CONVERTIBLE PREFERRED STOCKS		13,366
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (b)(d)(e)	62,279	1,526

INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (b)(e)	91,236	1,000

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (b)(d)(e)	58,730	841

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,367
TOTAL PREFERRED STOCKS (Cost $18,060)		16,733

U.S. Treasury Obligations - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 4.03% to 5.2% 6/1/23 to 7/27/23 (g) (Cost $3,236)	3,250	3,236

Preferred Securities - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (d)(e)(h) (Cost $355)	355	439

Fixed-Income Funds - 36.1%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (i) (Cost $2,644,873)	23,799,895	2,334,294

Money Market Funds - 1.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (j)	102,816,824	102,837
Fidelity Securities Lending Cash Central Fund 5.14% (j)(k)	10,363,603	10,365
TOTAL MONEY MARKET FUNDS (Cost $113,202)		113,202

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,621,782)	6,461,327
NET OTHER ASSETS (LIABILITIES) - 0.0% (l)	(571)
NET ASSETS - 100.0%	6,460,756

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	265	Jun 2023	55,524	1,180	1,180

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,579,000 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,873,000 or 0.4% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,736,000.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	Includes $1,500,000 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	757

ABL Space Systems Series B2	10/22/21	573

Algolia, Inc. Series D	7/23/21	838

Ant International Co. Ltd. Class C	5/16/18	2,602

Astera Labs, Inc. Series C	8/24/21	473

Astranis Space Technologies Corp. Series C	3/19/21	1,229

Beta Technologies, Inc. Series A	4/09/21	491

Bolt Technology OU Series E	1/03/22	1,660

ByteDance Ltd. Series E1	11/18/20	2,081

Cazoo Group Ltd.	3/28/21	533

CCC Intelligent Solutions Holdings, Inc.	2/02/21	344

Circle Internet Financial Ltd. Series E	5/11/21	1,011

Circle Internet Financial Ltd. Series F	5/09/22	1,613

Cvent Holding Corp.	7/23/21	1,224

Databricks, Inc. Series G	2/01/21	241

Databricks, Inc. Series H	8/31/21	1,432

Epic Games, Inc.	3/29/21	1,518

GaN Systems, Inc. Series F1	11/30/21	129

GaN Systems, Inc. Series F2	11/30/21	68

GaN Systems, Inc. 0%	11/30/21	355

Gupshup, Inc.	6/08/21	1,343

Skyryse, Inc. Series B	10/21/21	1,254

Space Exploration Technologies Corp. Class A	2/16/21	672

Starling Bank Ltd. Series D	6/18/21	1,179

Stripe, Inc. Class B	5/18/21	626

Stripe, Inc. Series H	3/15/21 - 5/25/23	744

Xsight Labs Ltd. Series D	2/16/21	481

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	57,511	1,034,756	989,430	1,691	-	-	102,837	0.3%
Fidelity Investment Grade Bond Central Fund	2,025,195	356,927	-	58,429	-	(47,828)	2,334,294	6.4%
Fidelity Securities Lending Cash Central Fund 5.14%	12,253	94,734	96,622	58	-	-	10,365	0.0%
Total	2,094,959	1,486,417	1,086,052	60,178	-	(47,828)	2,447,496

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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